PREPAID LAND USE RIGHTS, NET (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PREPAID LAND USE RIGHTS, NET [Abstract]
Prepaid land use right for future expansion		$ 5,800,000
Amortization expense	637,687	300,536	169,248
Amortization expense, 2013	648,608
Amortization expense, 2014	648,608
Amortization expense, 2015	648,608
Amortization expense, 2016	648,608
Amortization expense, 2017	$ 648,608